Shareholders’ equity - Additional Information (Detail) € / shares in Units, € in Thousands					6 Months Ended
	Jul. 29, 2025 EUR (€) shares	Jun. 26, 2025 € / shares	Jul. 30, 2024 EUR (€)	Jun. 26, 2024 € / shares	Jun. 30, 2025 EUR (€) vote € / shares shares	Jun. 30, 2024 EUR (€)	Jul. 30, 2025 shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of reserves within equity [line items]
Total equity (treasury shares)					€ 952,435	€ 914,205		€ 982,887	€ 900,896
Par value per share (in EUR per share) | € / shares					€ 0.02			€ 0.02
Special voting share					1
Dividends paid per ordinary share (in EUR per share) | € / shares		€ 0.12		€ 0.12
Dividends					€ 32,350	31,651
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares	14,100,000						26,800,000
Dividends	€ 30,000
Ordinary shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					302,704,726			302,704,726
Number of votes per share | vote					1
Ordinary shares | Major ordinary share transactions
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares							12,700,000
Special voting shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					154,981,350			154,981,350
Share holding period for conversion					2 years
Number of votes per share | vote					1
Special Voting Shares B
Disclosure of reserves within equity [line items]
Share holding period for conversion					5 years
Number of votes per share | vote					4
Special Voting Shares C
Disclosure of reserves within equity [line items]
Share holding period for conversion					10 years
Number of votes per share | vote					9
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Number of shares issued (in shares) | shares					48,615,358			50,201,247
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves					€ 92,788			€ 92,788		€ 162,066
Dondi non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure of reserves within equity [line items]
Other reserves					21,459			21,459
Share capital
Disclosure of reserves within equity [line items]
Total equity (treasury shares)					9,154	9,154		9,154	9,154
Reserve for treasury shares
Disclosure of reserves within equity [line items]
Total equity (treasury shares)					(405,129)	(419,070)		(418,345)	(436,622)
Retained earnings
Disclosure of reserves within equity [line items]
Total equity (treasury shares)					683,994	619,500		€ 668,731	€ 618,853
Dividends			€ 30,000		€ 30,491	€ 30,207